Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
Schedule of Accounts payable and accrued liabilities
	September 30, 2022	September 30, 2021
	US$	US$
Accounts payable	91,083	148,761
Student refundable deposits	1,614,219	2,096,073
Accrued commission expenses	159,945	233,528
Other payables	255,413	482,553
Total	2,120,660	2,960,915